Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Seligman Global Technology Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Germany 0.7%
TeamViewer SE(a)	871,563	14,815,395
Israel 0.7%
CyberArk Software Ltd.(a)	54,426	9,035,260
Tower Semiconductor Ltd.(a)	122,400	4,620,600
Total		13,655,860
Japan 3.6%
Renesas Electronics Corp.(a)	3,370,500	65,029,894
Sumco Corp.	432,200	6,297,984
Total		71,327,878
Netherlands 1.5%
NXP Semiconductors NV	133,992	29,877,536
United States 93.4%
Activision Blizzard, Inc.(a)	352,650	32,711,814
Adeia, Inc.	1,289,815	15,503,576
Advanced Energy Industries, Inc.	278,801	34,900,309
Alphabet, Inc., Class A(a)	657,207	87,224,513
Alphabet, Inc., Class C(a)	239,082	31,824,205
Analog Devices, Inc.	240,553	47,997,540
Apple, Inc.(b)	564,016	110,800,943
Applied Materials, Inc.	482,871	73,198,415
AppLovin Corp.(a)	99,200	3,114,880
Arista Networks, Inc.(a)	157,001	24,349,285
Bloom Energy Corp., Class A(a)	2,819,937	50,364,075
Broadcom, Inc.	106,146	95,388,103
Cerence, Inc.(a)	361,018	10,039,911
Comcast Corp., Class A(b)	246,322	11,148,534
Dell Technologies, Inc.	553,084	29,269,205
Dropbox, Inc., Class A(a)	1,968,306	53,045,847
DXC Technology Co.(a)	341,064	9,430,420
eBay, Inc.	808,819	36,000,534
Eiger BioPharmaceuticals, Inc.(a)	1,059,981	720,787
F5, Inc.(a)	170,239	26,938,619
Fidelity National Information Services, Inc.	200,093	12,081,615
Fiserv, Inc.(a)	107,288	13,540,818
Fortinet, Inc.(a)	469,208	36,466,846
Common Stocks (continued)
Issuer	Shares	Value ($)
Gen Digital, Inc.	1,427,038	27,755,889
GoDaddy, Inc., Class A(a)	630,747	48,624,286
HireRight Holdings Corp.(a)	341,411	3,656,512
Kulicke & Soffa Industries, Inc.	98,000	5,868,240
Lam Research Corp.	192,300	138,165,627
Lumentum Holdings, Inc.(a)	278,166	14,564,772
Marvell Technology, Inc.	817,121	53,219,091
Match Group, Inc.(a)	224,400	10,436,844
Meta Platforms, Inc., Class A(a)	59,220	18,867,492
Microchip Technology, Inc.	393,899	37,002,872
Microsoft Corp.	287,840	96,691,213
NetApp, Inc.	498,456	38,884,553
NVIDIA Corp.	53,600	25,046,744
ON Semiconductor Corp.(a)	183,300	19,750,575
Oracle Corp.	345,368	40,487,491
Palo Alto Networks, Inc.(a)	185,185	46,288,843
Pinterest, Inc., Class A(a)	194,400	5,635,656
Rambus, Inc.(a)	205,075	12,839,746
RingCentral, Inc., Class A(a)	222,834	9,216,414
Salesforce, Inc.(a)	55,085	12,394,676
Semtech Corp.(a)	267,300	7,805,160
Skyworks Solutions, Inc.	137,821	15,762,588
SMART Global Holdings, Inc.(a)	630,991	16,784,361
Splunk, Inc.(a)	148,868	16,126,870
Synaptics, Inc.(a)	441,165	39,841,611
Synopsys, Inc.(a)	141,281	63,830,756
Tenable Holdings, Inc.(a)	190,411	9,265,399
Teradyne, Inc.	582,842	65,826,175
T-Mobile US, Inc.(a)	80,638	11,109,497
Transphorm, Inc.(a)	523,561	1,633,510
Visa, Inc., Class A	210,256	49,984,159
VMware, Inc., Class A(a)	117,061	18,452,325
Western Digital Corp.(a)	515,657	21,946,362
Total		1,849,827,103
Total Common Stocks (Cost $977,094,132)		1,979,503,772

2	Columbia Seligman Global Technology Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(c)	100,200	2,171,184
Total Exchange-Traded Equity Funds (Cost $1,633,260)		2,171,184

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 5.408%(c),(d)	5,259,324	5,257,220
Total Money Market Funds (Cost $5,256,694)		5,257,220
Total Investments in Securities (Cost $983,984,086)		1,986,932,176
Other Assets & Liabilities, Net		(5,632,846)
Net Assets		$1,981,299,330
At July 31, 2023, securities and/or cash totaling $31,909,448 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(23,613,290)	(1,202)	180.00	9/15/2023	(664,377)	(2,262,765)
Comcast Corp	Morgan Stanley	USD	(8,296,158)	(1,833)	45.00	1/19/2024	(177,160)	(559,065)
Total							(841,537)	(2,821,830)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	1,486,968	—	—	684,216	2,171,184	—	10,414	100,200
Columbia Short-Term Cash Fund, 5.408%
	24,220,721	210,134,788	(229,098,684)	395	5,257,220	(731)	769,411	5,259,324
Total	25,707,689			684,611	7,428,404	(731)	779,825

(d)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT220_10_N01_(09/23)